CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Convertible notes, gross		$ 12,187,056	$ 6,497,556
less conversions	$ (4,957,490)	(4,242,490)	0
less debt discount - beneficial conversion feature	(9,601,827)	(2,127,894)	(1,273,667)
less debt discount - warrants	(4,372,869)	(1,025,512)	(616,729)
less debt discount - warrants issued for services related to debt offering	(2,406,360)	(823,582)	(652,919)
Convertible notes, net	5,057,510	3,967,578	3,954,241
Convertible Note - Clayton A. Struve
Convertible notes, gross	1,071,000	1,071,000	1,071,000
Convertible Note - Ronald P. Erickson and Affiliates
Convertible notes, gross	1,184,066	1,184,066	1,184,066
2019 Convertible Notes
Convertible notes, gross	4,242,490	4,242,490	4,242,490
2020 Convertible Notes
Convertible notes, gross	5,639,500	5,639,500	0
Q2 2021 Convertible Notes
Convertible notes, gross	14,209,000	0
Bousted Fee Refund (Originally Booked as Contra Debt)
Convertible notes, gross	$ 50,000	$ 50,000	$ 0